Gains (Losses) on Derivative Instruments Recognized in Other Income (Expense), Net (Detail) - Other Income (Expense), Net - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivatives Not Designated as Hedges	$ 367	$ (73)	$ 383
Equity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivatives Not Designated as Hedges	(177)	(420)	13
Other Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivatives Not Designated as Hedges	(15)	(41)	(85)
Fair Value Hedges | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives	0	0	49
Hedged items	0	0	(50)
Excluded from effectiveness assessment	0	0	4
Fair Value Hedges | Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives	(23)	(65)	(92)
Hedged items	(25)	38	108
Cash Flow Hedges | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss	$ (48)	$ 61	$ (79)